Form N-1A Supplement	Feb. 28, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated September 17, 2026
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Global Value Fund	7/1/2026
Effective November 16, 2026, the first paragraph under the heading “Principal Investment Strategies” in the Summary Prospectus and in the "Summary of the Fund" and "More Information About the Fund" sections of the Prospectus is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value” companies. The Fund considers “value” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of value companies, or that have a higher book-to-price (B/P) ratio than the median ranked stock within the company’s Global Industry Classification Standard (GICS) sector, have a higher EBITDA/EV (earnings before interest, taxes, depreciation and amortization-to-enterprise value) or have a lower price-to-earnings ratio than the median ranked stock within the company’s GICS sector. The third-party broad-based indexes currently used to identify value companies are the Russell 3000® Value Index and the MSCI ACWI Value Index. Equity securities include, for example, common stock, preferred stock, convertible securities and depositary receipts. These securities may provide income, offer the opportunity for long-term capital appreciation, or both.
The rest of the section remains the same.

Columbia Global Value Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated September 17, 2026
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Global Value Fund	7/1/2026
Effective November 16, 2026, the first paragraph under the heading “Principal Investment Strategies” in the Summary Prospectus and in the "Summary of the Fund" and "More Information About the Fund" sections of the Prospectus is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value” companies. The Fund considers “value” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of value companies, or that have a higher book-to-price (B/P) ratio than the median ranked stock within the company’s Global Industry Classification Standard (GICS) sector, have a higher EBITDA/EV (earnings before interest, taxes, depreciation and amortization-to-enterprise value) or have a lower price-to-earnings ratio than the median ranked stock within the company’s GICS sector. The third-party broad-based indexes currently used to identify value companies are the Russell 3000® Value Index and the MSCI ACWI Value Index. Equity securities include, for example, common stock, preferred stock, convertible securities and depositary receipts. These securities may provide income, offer the opportunity for long-term capital appreciation, or both.
The rest of the section remains the same.